Securities and Exchange Commission
                          Washington, DC  20549

                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Post-Effective Amendment No. 13                                      X


                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 13                                                     X


Exact name of Registrant as Specified in Charter:
                     Manor Investment Funds, Inc.


Address of Principal Executive Offices:
                        15 Chester Commons
                        Malvern, PA  19355
                          610-722-0900


Name and Address of Agent for Service:
                        Daniel A. Morris
                       15 Chester Commons
                       Malvern, PA  19355


Approximate Date of Proposed Public Offering:
   As soon as practical after the Registration Statement becomes effective.


It is proposed that this filing will become effective:
X       immediately upon filing pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485



     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 28th day of February, 2005.


                          Manor Investment Funds, Inc.

                          by Daniel A. Morris, President







Prospectus
February  2005
Manor Investment Funds, Inc.
                 15 Chester Commons, Malvern, PA  19355
                610-722-0900         800-787-3334



Manor Investment Funds, Inc. (the "Fund"), an open-end management investment company, was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.



Manor Fund                        For Conservative Growth & Income

Growth Fund                                   For Long-term Growth

Bond Fund                       For Intermediate-term Fixed Income






The Funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement Account
(IRA) plans.

Fund Share Purchase
Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.




These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Manor Investment Funds, Inc.

Table of Contents

Investments, Risks, and Performance
  Investment Objectives                                                     3
  Principal Investment Strategies                                           3
  Principal Risks                                                           4
  Performance Information                                                   5
Fund Expenses
  Fee Table                                                                 9
Investment Objectives, Principal Investments Strategies & Related Risks
  Investment Objectives                                                    10
  Principal Investment Strategies                                          10
  Related Risks                                                            12
Management, Organization & Capital Structure
  Management, Investment Advisor                                           13
  Capital Structure, Voting Rights                                         15
Shareholder Information
  Pricing of Shares, Purchasing Shares                                     15
  Anti-Money Laundering Regulations                                        16
  Dividends and Distributions                                              16
  Redemptions                                                              17
  Frequent Purchases and Redemptions                                       17
  Taxes                                                                    18
  Reports to Shareholders                                                  18
  Retirement Accounts                                                      18
General Information
  Transfer Agent & Custodian                                               19
Financial Highlights
  Financial Highlights                                                     20
Account Application
  Account Application                                                      25
Statement of Privacy

  Privacy Statement                                                        27











INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money by investing in the Funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund. Risks in the Manor Fund include:
* the possibility of a general decline in the stock market, the possibility that a shift in economic conditions will adversely impact large corporations, or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Growth Fund include:
* the possibility of a general decline in the stock market, the possibility that a shift in economic conditions will adversely impact companies with high growth rates,
* or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Bond Fund include:
the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
* or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.




Performance Information

The bar charts and tables on the following pages provide an indication of the risk of investing in each of the Funds. The Bar chart shows the performance before taxes for each Fund since inception. The table shows average annual returns for each Fund compared to a broad-based securities index and an average of other funds in a peer group. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Past performance of each Fund, before and after taxes, does not indicate how the Fund will perform in the future.




Performance Information for the Manor Fund


During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -20.24% during the 3rd Quarter 2001. The highest return was 16.7% during the 4th Quarter 1998.




Average Annual Total Returns
For the Periods ended December 31, 2004
                                                                    Since
                                                                  Inception
                                             1 Year     5 Year     9/26/95

Return before taxes                         13.55 %    -1.65 %      5.42 %
Return after taxes on distributions         13.48 %    -1.66 %      5.26 %
Return after taxes on distributions          8.80 %    -1.40 %      4.64 %
   & sale of Fund shares

S&P 500 Index                               10.87 %    -2.28 %      9.95 %
   Reflects no deduction for fees, expenses or taxes

Lipper Large-Cap Core Mutual Fund Index      8.29 %    -2.98 %      6.30 %
   Reflects no deduction for taxes



The primary index for comparison is the S&P 500, a broad market index of large capitalization stocks. The Lipper Large-Cap Core Mutual Fund Index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund.




Performance Information for the Growth Fund


During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -18.60% for the 4th Quarter of 2000, the highest return was 21.2% during the 4th Quarter of 1999.


Average Annual Total Returns
For the Periods ended December 31, 2004
                                                                    Since
                                                                  Inception
                                             1 Year     5 Year     6/30/99

Return before taxes                          11.93 %   -2.51 %      0.57 %
Return after taxes on distributions          11.93 %   -2.51 %      0.57 %
Return after taxes on distributions           7.75 %   -4.73 %      0.46 %
   & sale of Fund shares

S&P 500 Index                                10.87 %   -2.28 %     -0.74 %
   Reflects no deduction for fees, expenses or taxes

Lipper Large-Cap Core Mutual Fund Index       7.45 %   -9.71 %     -6.73 %
   Reflects no deduction for taxes


The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks. The Lipper Large-Cap Growth Mutual Fund Index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund.




Performance Information for the Bond Fund


During the period shown in the bar chart above, the lowest return for a calendar quarter was -0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.


Average Annual Total Returns
For the Periods ended December 31, 2004
                                                                    Since
                                                                  Inception
                                             1 Year     5 Year     6/30/99

Return before taxes                         -0.09 %     4.27 %      3.92 %
Return after taxes on distributions         -0.76 %     3.17 %      2.81 %
Return after taxes on distributions         -0.06 %     3.83 %      2.66 %
   & sale of Fund shares

Lehman Intermediate-term US Treasury Index   2.84 %     6.45 %      6.04 %
   Reflects no deduction for fees, expenses or taxes

Lipper US Gov't Mutual Fund Index            3.35 %     6.64 %      6.08 %
   Reflects no deduction for taxes




The primary index for comparison is the Lehman Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years. The Lipper US Government Mutual Fund Index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Bond Fund.




FUND EXPENSES

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 2004.






                                      Manor Fund   Growth Fund   Bond Fund
Annual Fund Operating Expenses
    (expenses deducted from Fund assets)
      Management Fees                     1.00 %       1.00 %       0.50 %
      All other expenses                  0.50 %       0.50 %       0.55 %
                                         -------      -------      -------
Total Annual Operating Expenses           1.50 %       1.50 %       1.05 %
      Reimbursement by Manager            0.00 %       0.00 %       0.05 %
                                         -------      -------      -------
Total Net Annual Operating Expenses       1.50 %       1.50 %       1.00 %
                                         =======      =======      =======


The investment manager for the Fund has agreed to waive investment management fees to keep the Annual Operating Expense ratio at, or below 1.5% for the Manor and Growth Funds and 1.0% for the Bond Fund. Management fees waived by the advisor cannot be recovered in subsequent years.


Example
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund            1 Year       3 Years       5 Years          10 Years
Manor Fund       $ 156        $ 488         $ 843           $ 1,628
Growth Fund      $ 156        $ 488         $ 843              N/A
Bond Fund        $ 105        $ 327         $ 561              N/A


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.



INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS

Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund's principal investment strategies including investing without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments. Such investments may prevent the Fund from achieving its investment objective.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund's principal investment strategies including investing without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments. Such investments may prevent the Fund from achieving its investment objective.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.


In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term
securities issued at a discount to face value such as    U.S. Treasury bills.
Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest
up to 35% of the portfolio in corporate  debt    instruments if these
investments provide attractive return potential.


Related Risks

In addition to the risks associated with the investment strategy for any particular Fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the Funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.



MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

Management
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review the progress and status of each Fund. In addition, a non-interested Director performs an independent review whenever requested by the Board.

Investment Adviser
Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the
Fund, under the review of the Directors of the Fund.    The Agreement may be
terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the the Manor Fund and the Growth Fund, and 0.5% for the Bond Fund. This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of each Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses to no more than 1.5% of average assets for the Manor Fund and the Growth Fund, and 1.0% for the Bond Fund. A discussion regarding the basis of the Board of Directors approving any investment advisory contract of the Fund is available in the most recent semi-annual report of the Fund.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agent shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of Directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


Capital Structure
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the Directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.



SHAREHOLDER INFORMATION

Pricing of Shares
The net asset value of the shares of each Fund are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this Prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Anti-Money Laundering Regulations
As part of the legal responsibility of the Fund to fight the funding of terrorism and money laundering activities, the Fund will require a detailed verification of the identity of a shareholder, and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts. When you open an account the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities. The information requested includes name, address, date of birth, and U.S. taxpayer identification number. Please make sure to provide all this required information. Incomplete information will delay your investment. The Fund will not process your investment until all required information have been provided. You will receive the NAV of each Fund in which you are investing on the date that all required information has been provided. The Fund will hold your investment check until all required information has been received. Investment deposits received by bank wire will also be held. If the application is not complete, representatives of the Fund will attempt to collect any missing information by contacting you directly.

If the application is complete, the Fund will process the investment and will take steps to verify your identity. The Fund may request additional information or documents, if needed, to verify an identity. If the Fund cannot verify your information, the account will be closed and your will receive proceeds based on the next calculated NAV of each Fund in which you invested. If the Fund deems it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund. The Fund will share the identity of its shareholders with federal regulators if required to do so by law and may report a failure to verify a shareholder's identity with federal authorities in accordance with applicable law.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the payment of dividend and/or capital gains distributions, if any, to such shareholder in cash.


Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder. Redemptions and transfers between Funds can also be initiated by telephone instructions if management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check of by automated clearing house transfer within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Frequent Purchases and Redemptions
Frequent purchase and redemption transactions of the Fund, sometimes referred to as "market timing," create risk for the shareholder initiating the transactions and for other shareholders. Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings. Active trading of this sort undermines the long-term investment philosophy of the Fund. Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, thus generating short-term gains and losses that must be distributed as Fund dividends.

The Board of Directors has adopted a policy to deter excessive trading by Fund shareholders. The board will review any account that generates more that three buy/sell transactions in a quarter, or redeems substantially all of the holdings in an account within 30 days of purchase. The board also reserves the right to reject any investment in the Fund if it is deemed that the size of the purchase or expected duration may adversely impact existing shareholders. The board will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Funds.

Taxes
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Directors of the Fund. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes. An exchange of the Fund's shares for shares of another Fund will be treated as a sale and any gain or loss on the transaction may impact your federal income tax.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Reports to Shareholders
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders. A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter. This report is also filed with the SEC as Form N-Q, and is available on the SEC website. A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

Retirement Accounts
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a IRA account with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with the Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.



GENERAL INFORMATION

Transfer Agent & Custodian
The Fund acts as transfer agent for its own shares. US Bancorp acts as custodian for the cash and securities in the Funds. US Bancorp is not responsible for investment decisions for the Funds.




FINANCIAL HIGHLIGHTS

 The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Sanville & Company for the years ended December 31, 2004, and 2003 and other auditors for the other periods individualized on the financial highlights table. The auditor's report along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.


MANOR INVESTMENT FUNDS, INC.
MANOR FUND
Financial Highlights
For a share of capital stock outstanding throughout the period




                                     For the years ended December 31,
______________________________________________________________________________

                        2004         2003        2002        2001        2000
______________________________________________________________________________

PER SHARE DATA
______________________________________________________________________________

Net asset value,
beginning of period
                      $13.84       $10.52      $13.20      $15.76      $17.08
______________________________________________________________________________

Income from investment
operations:
  Net investment
    income (loss)      0.035         0.00       (0.01)      (0.02)      (0.06)
  Net realized and
    Unrealized gain
    (loss) on
    investments        1.840         3.32       (2.67)      (2.54)      (1.26)
                     -------      -------     -------     -------     -------
Total from
  investment
  operations           1.875         3.32       (2.68)      (2.56)      (1.32)
______________________________________________________________________________

Less distributions    (0.025)          --          --          --           --
                     -------      -------     -------     -------     -------

Total distributions   (0.025)          --          --          --           --
______________________________________________________________________________
Net asset value,
  end of period       $15.69       $13.84      $10.52      $13.20      $15.76
______________________________________________________________________________

Total Return           13.55 %      31.56 %    -20.30 %    -16.24 %     -7.73 %
______________________________________________________________________________


Ratios and Supplemental Data:

  Net assets,
     end of period
    (000)             $2,843      $2,615       $1,750      $2,087      $2,569
  Ratio of expenses to
    average net assets:
      before
        reimbursements  1.50 %      1.52 %       1.50 %      1.50 %      1.50 %
      net of
        reimbursements  1.50 %      1.50 %       1.50 %      1.50 %      1.50 %
  Ratio of net investment
    income/(loss) to
    average net assets  0.27 %      0.04 %      (0.08)%     (0.11)%     (0.32)%
  Portfolio Turnover
    Rate                7.32 %      4.26 %       26.0 %      28.0 %      16.0 %
_______________________________________________________________________________
















MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Financial Highlights
For a share of capital stock outstanding throughout the period



                                     For the years ended December 31,
______________________________________________________________________________

                        2004         2003        2002        2001        2000
______________________________________________________________________________

PER SHARE DATA
______________________________________________________________________________

Net asset value,
beginning of period
                      $13.84       $10.52      $13.20      $15.76      $17.08
______________________________________________________________________________

Income from investment
operations:
  Net investment
    income (loss)      0.035         0.00       (0.01)      (0.02)      (0.06)
  Net realized and
    Unrealized gain
    (loss) on
    investments        1.840         3.32       (2.67)      (2.54)      (1.26)
                     -------      -------     -------     -------     -------
Total from
  investment
  operations           1.875         3.32       (2.68)      (2.56)      (1.32)
______________________________________________________________________________

Less distributions    (0.025)          --          --          --           --
                     -------      -------     -------     -------     -------

Total distributions   (0.025)          --          --          --           --
______________________________________________________________________________
Net asset value,
  end of period       $15.69       $13.84      $10.52      $13.20      $15.76
______________________________________________________________________________

Total Return           13.55 %      31.56 %    -20.30 %    -16.24 %     -7.73 %
______________________________________________________________________________


Ratios and Supplemental Data:

  Net assets,
     end of period
    (000)             $2,843      $2,615       $1,750      $2,087      $2,569
  Ratio of expenses to
    average net assets:
      before
        reimbursements  1.50 %      1.52 %       1.50 %      1.50 %      1.50 %
      net of
        reimbursements  1.50 %      1.50 %       1.50 %      1.50 %      1.50 %
  Ratio of net investment
    income/(loss) to
    average net assets  0.27 %      0.04 %      (0.08)%     (0.11)%     (0.32)%
  Portfolio Turnover
    Rate                7.32 %      4.26 %       26.0 %      28.0 %      16.0 %
_______________________________________________________________________________


















MANOR INVESTMENT FUNDS, INC.
BOND FUND
Financial Highlights
For a share of capital stock outstanding throughout the period


For the years ended December 31,
______________________________________________________________________________

                        2004         2003        2002        2001        2000
______________________________________________________________________________
PER SHARE DATA
______________________________________________________________________________

Net asset value,
beginning of period   $10.58       $10.98      $10.63      $10.39       $9.90
______________________________________________________________________________
Income from Investment
operations:

  Net investment
    income (loss)       0.17         0.26        0.32        0.43        0.46
  Net realized and
    nrealized gain
    (loss) on
    investments        (0.18)       (0.17)       0.39        0.23        0.47
                     -------      -------      -------     -------     -------
Total from
Investment Operations
                       (0.01)        0.09        0.71        0.66        0.93
______________________________________________________________________________

Less distributions     (0.20)       (0.49)      (0.36)      (0.42)      (0.44)
                     -------      -------      -------     -------     -------
Total distributions    (0.20)       (0.49)      (0.36)      (0.42)      (0.44)

Net asset value,
end of period         $10.37       $10.58      $10.98      $10.63      $10.39

Total Return           -0.09 %       0.82 %      6.69 %      6.35 %      9.39 %
______________________________________________________________________________

Ratios and Supplemental Data:
  Net assets,
     end of period
     (000)            $1,528       $1,769      $1,962       $1,476        $803
  Ratio of expenses
   to average net
   assets:
     before
       reimbursements   1.05 %      1.04 %       1.00 %      1.00 %      1.00 %
     net of
       reimbursements   1.00 %      1.00 %       1.00 %      1.00 %      1.00 %
  Ratio of net
   investment income
   to average net
   assets               1.37 %      2.30 %       2.96 %      4.01 %      4.45 %
  Portfolio
  turnover rate        75.57 %     50.61 %       26.3 %       0.0 %       0.0 %






Manor Investment Funds, Inc.
New Account Application

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.
_______________________________________________________________
1. Investments
                               Initial Investment:  $ _______________________
                                          (Minimum initial investment $1,000)
                                               Manor Fund      --------------
                                               Growth Fund     --------------
                                               Bond Fund       --------------

                                                               --------------

                                                               ==============
         Fund Selection:                                    (must total 100%)




Make your check payable to:
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
_______________________________________________________________

2. Registration     (please print)

Individual

__________________________________________________________________________
 First Name     MI           Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Joint Owner*

__________________________________________________________________________
First Name     MI            Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

Gift to Minors

   ______________________________________________________________
   Custodian's First Name            MI       Last Name

   ______________________________________________________________
   Minor's First Name                MI       Last Name

   ______________________________________________________________
   Minor's Social Security #        Minor's Birthdate

     Minor's State of Residence :  ______________________________________







Corporation **,  Trust, Estate, Pension Plan, Partnership, or other
Entity***:

 ___________________________________________________
 Name

____________________________                        ________________________
Social Security # or Tax ID #                             Date of Agreement

**Corporate Resolution is required.
*** Additional documentation and certification may be required.
___________________________________________________________________

3. Mailing Address     (please print)

   __________________________________________________________________
    Street                                                 Apt./Suite

   __________________________________________________________________
    City                                         State            Zip

   __________________________________________________________________
    Daytime Phone #                                   Evening Phone #
___________________________________________________________________

4. Distribution Options

Dividends and capital gains will be reinvested if no option is selected.

    ___Pay all income in cash.        ____Pay all capital gains in cash.
___________________________________________________________________

5. Signature and Certification required by the Internal Revenue Service

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________     __________________
Signature of Owner or Custodian                                     Date

_________________________________________________     __________________
Signature of Co-owner                                               Date

If shares are to be registered in (1) joint names, both persons should sign,
(2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.
Print name and title of officer signing for a corporation or other entity

6. Automatic Deposit Authorization:   Appropriate form available upon
request.







MANOR INVESTMENT FUNDS, INC.

 Statement of Privacy


Manor Investment Funds, Inc., ("the Fund"), believes that our clients' personal information is private and the employees of the Fund hold themselves to the highest standards to ensure that clients can trust our commitment to this policy.


The Fund limits the collection and use of personal information to that which is necessary to administer our clients' accounts, to provide customer
services and/or to fulfill legal and regulatory requirements.       We
collect this information about clients from your applications, forms, and from your transactions with us.


The Fund does not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.


The Fund discloses nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.


The Fund restricts access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you. We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


The Fund will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.




PROSPECTUS

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



A no-load, open-end management investment company issuing shares in three series: the Manor Fund, the Growth Fund, and the Bond Fund.
The Funds are designed for long-term investors.


Additional Information
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A Statement of Additional Information (SAI), dated February 28, 2005, is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus. A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-annual reports are also available upon request and can also be obtained on the website for the Fund at www.manorfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov. Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



Investment Company Act File No. 811-0913












FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION

February 28, 2005
Manor Investment Funds, Inc.

Malvern, PA  19355
610-722-0900
800-787-3334

 This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated 2/28/2005). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

Fund History                                                            1
Description of the Fund and its Investments & Risks                     1
Management of the Fund                                                  6
Control Persons and Principal Holders of Securities                     6
Investment Advisory and Other Services                                  6
Portfolio Manager                                                       7
Brokerage Allocation and Other Practices                                7
Capital Stock and Other Securities                                      7
Purchase, Redemption and Pricing of Shares                              7
Code of Ethics                                                          9
Legal Proceedings                                                       9
Proxy Voting                                                            9
Independent Auditor                                                    10
Taxation of the Fund                                                   10
Reports to Shareholders                                                10
Retirement Accounts                                                    11
Transfer Agent                                                         10
Underwriters                                                           11
Custodian                                                              11
Calculation of Performance Data                                        11
Auditor's Report and Financial Statements                              13

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 2/28/2005 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

     This Statement of Additional Information does not constitute an offer to sell securities.

Information incorporated by reference into this Statement of Additional Information is available in reports to shareholders. These reports are available, without charge, by calling the offices of the Fund at 800-767-3334, or on the website of the Fund at www.manorfunds.com.




FUND HISTORY

Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" Fund, and there are no sales or 12b-1 charges.




DESCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund.
Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.


Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund's principal investment strategies including investing without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments. Such investments may prevent the Fund from achieving its investment objective.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may take positions that are inconsistent with the Fund's principal investment strategies including investing without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments. Such investments may prevent the Fund from achieving its investment objective.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term
securities issued at a discount to face value such as    U.S. Treasury bills.
Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest
up to 35% of the portfolio in corporate  debt    instruments if these
investments provide attractive return potential.

Principal Risks
An investor could lose money by investing in the Funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:
the possibility of a general decline in the stock market, the possibility that a shift in economic conditions will adversely impact large corporations,or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:
* the possibility of a general decline in the stock market, the possibility that a shift in economic conditions will adversely impact companies with high growth rates, or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:
the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments, or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Related Risks
In addition to the risks associated with the investment strategy for any particular Fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the Funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.

Other Strategies
Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in the prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.



Portfolio Turnover Policy
The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Disclosure of Portfolio Holdings
The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders. A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter. This report is also filed with the SEC as Form N-Q, and is available on the SEC website. A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.

Policies
     The By-Laws of the Fund provide the following Fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the Officers and Directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.




MANAGEMENT OF THE FUND

     The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years, and ownership of the Fund are:

                          Principal Occupation        Fund Shares     Percent
Name                 Age  Past Five Years          Owned 12/31/04    of Class
------------------   ---  ----------------------    --------------  ---------
James McFadden        53  VP MBNA Corp.              $   39,765        0.54%
Director                  West Chester, PA
Since 1995, 1-year term, no directorships with other public companies

John Mc Ginn          59  Real Estate Consultant     $   44,991        0.62%
Director                  West Chester, PA
Since 2004, 1-year term, no directorships with other public companies

Fred Myers            56  CPA                        $  215,687        2.95%
Director                  West Chester, PA
Since 1995, 1-year term, no directorships with other public companies

Edward Szkudlapski    48  Marketing Consultant       $  120,983        1.65%
Director                  Glen Mills, PA
Since 1998, 1-year term, no directorships with other public companies

Donald Thompson    57     Project Manager            $  283,460        1.88%
Director                  Malvern, PA
Since 2000, 1-year term, no directorships with other public companies

Alan Weintraub        52  Systems Consultant         $  150,155        2.06%
Director                  West Chester, PA
Since 1995, 1-year term, no directorships with other public companies

Bruce Laverty         46  Attorney                   $   27,759        0.38%
Interested Director       West Chester, PA
Since 1995, 1-year term, no directorships with other public companies

Daniel A. Morris      50  Investment Mananager.      $  351,761         4.8%
Interested Director       West Chester, PA
Since 1995, 1-year term, no directorships with other public companies


The Board of Directors supervises the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. The Board meets four times a year to review the progress and status of each Fund. In addition, a non-interested Director performs an independent review whenever requested by the Board.

The Board has established a separate Audit Committee, comprised of two independent directors, Mr. James McFadden and Mr. Jack McGinn, to monitor the finances of the Fund and review the annual audit of the Fund prepared by the independent accounting firm of Sanville & Company. The Audit Committee meets four times annually, in conjunction with the general meetings of the Board of Directors.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 2004, Daniel A. Morris owned or beneficially owned 5.4% of the value of Fund shares, outstanding. As of December 31, 2004, three other shareholders owned or beneficially owned more than 5% of the value of the Fund shares outstanding. James & Irene Klucar, Susan Zoog Kusma, and David & Christine Kahn owned or beneficially owned 11.5%, 8.8%, and 6.4%, respectively, of the value of the Fund shares outstanding. The Officers and Directors owned or beneficially owned as a group 16.9% of the value of the Fund shares outstanding. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2004, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.

     Advisory fees to the current advisor during the last three years are as follows:

       Year          Advisory Fee        Amount Waived       Net Advisory Fee
       2003           $  40,563           $   - 0 -              $   40,583
       2004              42,851               5,028                  47,879
       2005              62,165                 500                  61,665



INVESTMENT ADVISORY AND OTHER SERVICES
Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, Director and officer of the Investment Adviser and is also President of the Fund. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual Funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the
Fund, under the review of the Directors of the Fund.    The Agreement may be
terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Manor Fund and the Growth Fund, and 0.5% for the Bond Fund. This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of each Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Manor Fund and the Growth Fund to no more than 1.5% of average assets, and the Bond Fund to no more than 1.0%of average assets. A discussion regarding the basis of the Board of Directors approving any investment advisory contract of the Fund is available in the most recent semi-annual report of the Fund.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agent shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of Directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.



PORTFOLIO MANAGER
     Daniel A. Morris is portfolio manager for each of the Fund series of Manor Investment Funds, Inc. In addition, Mr. Morris manages separate accounts for individual and institutional clients. As of the most recent fiscal year end of the Fund, Mr. Morris managed 12 accounts in the Large-cap Core strategy including the Manor Fund, 17 accounts in the Large-cap Growth strategy including the Growth Fund, and 4 accounts in a Small-cap Growth strategy which is not offered in a fund series. The separate accounts and each Fund are managed together within each investment strategy with the goal of minimizing performance dispersion among the accounts of each strategy.
Mr. Morris receives salary and profitsharing from Morris Capital Advisors, Inc., adviser to the Fund, for investment advisory services. His compensation is based on a fixed amount and is not related to the performance in any single account or group of accounts. Mr. Morris owns equity securities in the Fund in excess of $350,000.



BROKERAGE ALLOCATION AND OTHER PRACTICES
     The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

     The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other actual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

     Brokerage commissions for the year ended December 31, 2004 were $1,434. Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.



CAPITAL STOCK AND OTHER SECURITIES
The authorized capitalization of the Fund is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the Directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a Director. Issues specific to a particular Fund are voted only by shareholders of that Fund.




PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in the Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in the Prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Anti-Money Laundering Regulations
As part of the legal responsibility of the Fund to fight the funding of terrorism and money laundering activities, the Fund require a detailed verification of the identity of a shareholder, and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts. When you open an account the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities. The information requested includes name, address, date of birth, and U.S. taxpayer identification number. Please make sure to provide all this required information. Incomplete information will delay your investment. The Fund will not process your investment until all required information have been provided. You will receive the NAV of each Fund in which you invest on the date that all required information has been provided. The Fund will hold your investment check until all required information has been received. Investment money received by bank wire will also be held. If the application is not complete, representatives of the Fund will attempt to collect any missing information by contacting you directly.

If the application is complete, the Fund will process the investment and will take steps to verify your identity. The Fund may request additional information or documents, if needed, to verify an identity. If the Fund cannot verify your information, the account will be closed and your will receive proceeds based on the next calculated NAV of the Fund in which you invested. If the Fund deem it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund. The Fund will share the identity of its shareholders with federal regulators if required to do so by law and may report a failure to verify a shareholder's identity with federal authorities in accordance with applicable law.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Frequent Purchases and Redemptions
Frequent purchase and redemption transactions of the Fund, sometimes referred to as "market timing," create risk for the shareholder initiating the transactions and for the other shareholders. Shareholders who participate in this short-term trading philosophy run the risk of realizing substantial losses from ill-timed transactions, forfeiting the opportunity to participate in long-term market trends, and losing the benefit of favorable taxation on long-term investment holdings. Active trading of this sort undermines the long-term investment philosophy of the Fund. Other shareholders can experience lower investment returns if active trading creates higher portfolio turnover, generates short-term gains and losses that must be distributed as Fund dividends.

The Fund, as a matter of policy, will discourage excessive trading by Fund shareholders and will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of the Fund.

Pricing of Shares
The net asset value for the shares of each Fund are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Fair Value Pricing
The Board of Directors of the Fund has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors. Generally, Fair Value Pricing is used only when market prices are unavailable.




CODE OF ETHICS
     The Fund and the Investment Adviser to the Fund have adopted a Code of Ethics under rule 17j-1 of the Investment Company Act. This Code of Ethics describes rules and regulations for applicable personnel regarding personal investments in securities held in the portfolios of the Funds.




LEGAL PROCEEDINGS
     As of the date of this Statement of Additional Information, there were no pending or threatened litigation involving the Fund in any capacity whatsoever.




PROXY VOTING
     The Adviser votes proxies on behalf of the Fund and the shareholders of the Fund. The Adviser has a responsibility to vote those proxies in the best interest of the Fund and shareholders. The Board of Directors of the Fund has delegated its authority to vote Fund proxies to the Adviser, subject to the proxy voting policies of the Fund. The Adviser has the responsibility to vote all proxies on a timely basis. Upon receipt of the proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information form a variety of sources in evaluation the issues presented in the proxy.


When voting the proxy the Adviser consider if the management of the company is accountable to its Board of Directors and if the board is accountable to shareholders, and if the goals of management and the Board of Directors are consistent with the best interests of shareholders.

Actual voting records relating to portfolio securities are available on the website of the Fund at www.manorfunds.com, under Proxy Voting. The Fund also reports proxy voting to the SEC on Form N-PX, available on the SEC website at www.sec.gov.



INDEPENDENT AUDITOR
The Fund has retained Sanville & Company to serve as independent auditors for the Fund. Sanville & Company is located at 1514 Old York Road, Abington, PA 19001. Sanville & Company performs an annual audit of the financial statements of the Fund.



TAXATION OF THE FUND
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



REPORTS TO SHAREHOLDERS
The Fund sends shareholders quarterly reports showing the value of their account and a report showing the holdings in each Fund portfolio and the performance of each Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of all shareholders and prospective shareholders. A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter. This report is also filed with the SEC as Form N-Q, and is available on the SEC website. A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar and Lipper Analytical on a monthly basis.



RETIREMENT ACCOUNTS
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with the Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.



TRANSFER AGENT
     The Fund acts as its own transfer agent.



UNDERWRITERS
     The Fund acts as its own underwriter.



CUSTODIAN
     The Custodian for the Fund is US Bancorp, 425 Walnut Street, Cincinnati, OH 45202. The custodian holds portfolio securities, collects income, and maintains records for all transactions in the investment accounts of the Funds.



CALCULATION OF PERFORMANCE DATA
     Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

The foregoing computation may also be expressed by the following formula:

           P(1+T)^n = ERV

            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.



The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance.

For the purpose of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations are calculated according to the formula below.

In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.




Average Annual Total Return
                                            n
                                P(1+T)   =  ERV

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return
                n    = number of years
                ERV  = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year periods (or fractional portion).



After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.




Average Annual Total Return (After Taxes on Distributions)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n
                                P(1+T)      =     ATV
                                           D

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return(after taxes on
                       distributions)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                   D payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.


After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual Funds, past results are not an indication of future performance.




Average Annual Total Return (After Taxes on Distributions and Redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                            n
                                P(1+T)     =    ATV
                                           DR

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return (after taxes on
                       distributions and redemption)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                DR   = payment made at the beginning of the 1-, 5-, or
                       10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.




After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Value Line Index, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual Funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.



FINANCIAL STATEMENTS
The Financial Statements and Independent Auditor's Report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004. The Fund will provide the Annual Report without charge at written or telephone request.





13


FORM N-1A

PART C
OTHER INFORMATION



Item 23.   Exhibits

        (a) Registrant's Articles of Incorporation, Exhibit 1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (b) Registrant's By-Laws; Exhibit 2 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (c)  Voting Trust Agreement (None)

        (d) Stock Certificate; Exhibit 4 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (e) Investment Advisory Contract; Exhibit 5 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (f)  Underwriting Agreements (None)

        (g)  Reimbursement Agreements with Officers and/or Directors;
               Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(h) Custodian Agreement; Exhibit 8 to Registrant's Registration
       Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (i)  Other Contracts (None)

        (j)  Opinion of Counsel Concerning Fund Securities

        (k)  Consent of Sanville & Company, CPA

        (l)  Other Financial Statements (None)

        (m)  Powers of Attorney (None)

        (n)  Initial Capital Arrangement Agreements (None)

(o) Code of Ethics; The Fund and the Investment Advisor to the Fund have adopted the Code of Ethics, attached.

Item 24. Persons Controlled or Under Common Control with the Fund Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 2004 Mr. Morris and his wife Anne own 5.4% of the outstanding shares of the Fund.

Item 25.   Indemnification
    The Fund does not currently provide members of the Board of Directors any insurance or indemnification against liability incurred in connection with their official capacity. The registrant has been advised that, in the opinion of the Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and other connections of the Investment Adviser The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

    Members of the Board of Directors are also investment management clients of Morris Capital Advisors, Inc. These Directors include Mr. James McFadden,and Mr. Donald Thompson.

Item 27.   Principal Underwriter
    The Fund acts as its own underwriter.

Item 28.   Location of Accounts & Records
    All Fund records are held in corporate headquarters, 15 Chester
          Commons, Malvern, PA 19355.

Item 29.   Management Services
    Not Applicable.

Item 30.   Undertakings
    None










CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     We consent to the use of our report, dated February 1, 2005, on the annual financial statements and financial highlights of the Manor Investment Funds, Inc. (Manor Fund, Growth Fund and Bond Fund), which is included in Part A and B in Post Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933 and Post Effective Amendment No. 13 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.



Abington, Pennsylvania                            /s/ Sanville & Company
February 28, 2005                             Certified Public Accountants






SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 28th day of February

                                         Manor Investment Funds, Inc.


                                         By: _________________________________
                                                Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Daniel A. Morris, President, Chief Executive Officer and Director

/s/ Bruce Laverty, Secretary and Director

/s/ James McFadden, Director

/s/ John T. McGinn, Director

/s/ Fred Myers, Director

/s/ Alan Weintraub, Director

/s/ Edward Szkudlapski, Director

/s/ Donald Thompson, Director


1


3